Rule 497(e)

File Nos.:	002-85378

811-3462

SUPPLEMENT DATED JUNE 18, 2018

TO PROSPECTUS DATED APRIL 30, 2018

Effective June 18, 2018, the Meeder Funds prospectus is amended as follows:

On page 33, the Average Annual Total Returns as of 12/31/17 section for the Aggressive Allocation Fund is deleted and replaced with the following:

Average Annual Total Returns as of 12/31/17

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

	Inception Date	One Year	Five Years	Ten Years
Aggressive Allocation Fund	2/29/2000
Return Before Taxes - Retail Class		12.91%	11.59%	5.55%
Aggressive Allocation Fund
Return After Taxes on Distributions - Retail Class		8.74%	9.29%	4.42%
Aggressive Allocation Fund
Return After Taxes on Distributions and Sale of Fund Shares - Retail Class		8.28%	8.60%	4.11%
Morningstar Aggressive Target Risk Index (Reflects No Deduction for Fees, Expenses or Taxes)[1]		21.95%	11.61%	6.50%
The S&P 500 Index (Reflects No Deduction For Fees, Expenses or Taxes)		21.83%	15.79%	8.50%
Russell 2500 Index (Reflects No Deduction For Fees, Expenses or Taxes)		16.81%	14.33%	9.22%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)[2]		18.69%	11.91%	7.27%

[1]	Effective April 30, 2018, the Fund’s primary benchmark was changed to the Morningstar Aggressive Target Risk Index. The Adviser believes this index is a more appropriate benchmark for the Fund.

[2]	The Blended Index is comprised of 70% Russell 2500 Index, 25% MSCI ACWI ex USA Index, and 5% Bloomberg Barclays US Aggregate Bond Index.

On page 38, the Average Annual Total Returns as of 12/31/17 section for the Dynamic Allocation Fund is deleted and replaced with the following:

Average Annual Total Returns as of 12/31/17

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

	Inception Date	One Year	Five Years	Ten Years
Dynamic Allocation Fund	2/29/2000
Return Before Taxes - Retail Class		21.20%	12.85%	5.90%
Dynamic Allocation Fund
Return After Taxes on Distributions - Retail Class		17.82%	10.02%	4.52%
Dynamic Allocation Fund Return After Taxes on Distributions and Sales of Fund Shares - Retail Class		13.13%	9.30%	4.23%
Morningstar Aggressive Target Risk Index (Reflects No Deduction for Fees, Expenses or Taxes)[1]		21.95%	11.61%	6.50%
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)		21.83%	15.79%	8.50%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes) [2]		22.19%	12.85%	6.71%

[1]	Effective April 30, 2018, the Fund’s primary benchmark was changed to the Morningstar Aggressive Target Risk Index. The Adviser believes this index is a more appropriate benchmark for the Fund.

[2]	The Blended Index is comprised of 70% S&P 500, 25% MSCI ACWI ex USA Index and 5% Bloomberg Barclays US Aggregate Bond Index.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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